NOTE 7. NOTE PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
NOTE 7. NOTE PAYABLE (SCHEDULE)
Amount
2013	$170,000
Total	$170,000